Investment in Shares and Warrants (Details) $ / shares in Units, $ in Thousands						6 Months Ended	12 Months Ended
	Oct. 24, 2025 USD ($) shares	Oct. 24, 2025 CAD ($) $ / shares shares	Oct. 10, 2025 USD ($) shares	Oct. 10, 2025 CAD ($) shares	Jun. 06, 2023 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Investment in Shares [Line Items]
Share issuance (in Shares) | shares					359,498
Gross proceeds | $					$ 407			$ 266	$ 256
Investment in warrants | $							191
Impairment of investment warrants amount | $
Taurus Gold Corp [Member]
Investment in Shares [Line Items]
Gross proceeds			$ (47)	$ 66,639
Purchase units (in Shares) | shares		13,020,000
Warrants shares (in Shares) | shares		13,020,000
Gross proceeds warrant	$ 465	$ 651,000
Warrant exercise price (in Dollars per share) | $ / shares		$ 0.064
Warrant term		36 months
ViewBix Inc [Member]
Investment in Shares [Line Items]
Purchase shares (in Shares) | shares							41,497
Investor [Member]
Investment in Shares [Line Items]
Gross proceeds | $						$ 29
Shares received from investors | $					$ 54
Common Stock [Member] | Taurus Gold Corp [Member]
Investment in Shares [Line Items]
Purchase shares (in Shares) | shares	13,020,000	13,020,000	111,065	111,065